Business acquisitions and divestments - Divestments (Details) - Procure IT Right, Sweden - SEK (kr) kr in Millions		12 Months Ended
	Aug. 31, 2016	Dec. 31, 2016
Divestments
Sale consideration received or receivable	kr (1)
Gain or (loss) on sale of operations	kr (4)
Amount of effect on revenue due to disposal of business		kr 28